Post-employment benefits - Pre-tax costs for post-employment benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 47	€ 50	€ 36
Post-employment benefit expense, defined contribution plans	376	400	375
Post-employment benefits costs, pre-tax	423	449	411
Included in income from operations [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	25	39	28
Post-employment benefit expense, defined contribution plans	376	400	368
Included in financial expense [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 21	€ 10	8
Included in discontinued operations [Member]
Post-employment benefits [Line Items]
Post-employment benefit expense in profit or loss, defined benefit plans			1
Post-employment benefit expense, defined contribution plans			€ 7